Related Party Transactions (Narrative) (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Jul. 15, 2020	Aug. 18, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Proceeds from issue of preference shares				$ 415,998
Accrued dividends			$ 39,814	9,318
Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued	3,649,110
Units issued price per unit	$ 0.18
Gross proceeds from issuance of units	$ 656,840
Director [Member]
Disclosure of classes of share capital [line items]
Number of common shares subscribed			1,125,500
Value of common shares subscribed			$ 202,590
August 2020 Debt Settlement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued to creditors		1,426,491
Amount of debt settlement		$ 256,769
August 2020 Debt Settlement [Member] | Directors or officers [Member]
Disclosure of classes of share capital [line items]
Amount of debt settlement		$ 204,769
Preference Shares [Member] | Three Directors [Member]
Disclosure of classes of share capital [line items]
Number of preference shares issued			325,000
Proceeds from issue of preference shares			$ 130,000
Accrued dividends			$ 11,881	$ 2,781